ASSETS AND LIABILITIES IN FOREIGN CURRENCY (Tables)	12 Months Ended
Dec. 31, 2022
ASSETS AND LIABILITIES IN FOREIGN CURRENCY
Summary of Assets and Liabilities in Foreign Currency

	At	At 12/31/2022 (per currency)				At
Items	12/31/2022	Dollar	Euro	Real	Others	12/31/2021
ASSETS
Cash and Due from Banks	38,704,310	36,794,745	1,431,855	18,686	459,024	41,833,675
Government and corporate securities at fair value with changes in results	1,429,718	1,429,718	-	-	-	1,514,433
Derivatives	55,699	55,699	-	-	-	14,350
Other financial assets	1,769,736	1,769,736	-	-	-	1,385,443
Loans and other financing	18,198,894	18,197,280	1,052	-	562	30,054,095
Other Debt Securities	9,724,230	9,724,230	-	-	-	7,270,268
Financial assets in guarantee	969,770	969,770	-	-	-	2,117,659
Other non-financial assets	133,368	133,368	-	-	-	236,308
TOTAL ASSETS	70,985,725	69,074,546	1,432,907	18,686	459,586	84,426,231

LIABILITIES
Deposits	54,960,339	54,175,328	785,011	—	—	56,145,338
Non-financial public sector	1,925,433	1,925,157	276	-	-	2,170,078
Financial sector	1,528	1,528	-	-	-	430
Non-financial private sector and foreign residents	53,033,378	52,248,643	784,735	-	-	53,974,830
Liabilities at fair value with changes in results	869,077	869,077	-	-	-	1,341,954
Other financial liabilities	4,269,550	3,943,918	313,742	27	11,863	5,029,575
Financing received from the Argentine Central Bank and other financial entities	1,710,444	1,710,444	-	-	-	10,003,199
Other non-financial liabilities	297,471	297,469	-	-	2	720,077
TOTAL LIABILITIES	62,106,881	60,996,236	1,098,753	27	11,865	73,240,143

NET POSITION	8,878,844	8,078,310	334,154	18,659	447,721	11,186,088